Long-term Investments, Net (Tables)	9 Months Ended
Sep. 30, 2022
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Summary of equity method investments

	December 31, 2021	September 30, 2022

	RMB in thousands
Equity investments using the measurement alternative	3,344,465	3,141,885
Equity investments accounted for using the equity method	1,235,289	1,976,323
Investments accounted for at fair value	922,770	789,646

Total	5,502,524	5,907,854